Schedule of lease liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Current	$ 221,254	$ 192,282
Non-current	1,926,702	1,974,524
Lease liabilities	$ 2,147,956	$ 2,166,806